Leases (Details) - Schedule of maturity lease obligations - Dec. 31, 2020	CNY (¥)		USD ($)
Schedule of maturity lease obligations [Abstract]
2021	¥ 2,834,662	[1]	$ 434,438
2022	640,628		98,183
Total lease payments	3,475,290		532,621
Less: Interest	(101,540)		(15,562)
Present value of lease liabilities	¥ 3,373,750		$ 517,059

[1]	Include operating leases with a term less than one year.